Consolidated Statements of Cash Flows (Supplementals) (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 28, 2012
Assets:
Net investments in properties	$ 5,340
Intangible assets and goodwill, net	(15)
Total	5,325
Liabilities:
Non-recourse debt	(6,311)
Accounts payable, accrued expenses and other liabilities	(22)
Total	$ (6,333)